Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable		$ 16,000	$ 43,000	$ 30,000
Non Refundable Fees			4,500,000
Medical Device Excise Tax Percentage	2.30%	2.30%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Safe Harbor Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount		164,000	126,000
Federal Deposit Insurance Corporation [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash, Uninsured Amount		613,000	40,000
Securities Investor Protection Corporation [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Excess Deposit In Brokerage Firm		$ 2,667,000	$ 1,754,000
Centrifuges [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		6 years
Centrifuges [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Furniture Lab and Manufacturing Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Furniture Lab and Manufacturing Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		7 years